Treasury Shares - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Equity [Abstract]
Shares authorized to repurchase	$ 5
Repurchase of treasury stock, shares		3,900	3,900
Repurchase of treasury stock, cost per share		$ 5	29